Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 6, 2016

VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   MetLife Insurance Company USA
      MetLife of CT Fund UL III for Variable Life Insurance
      File Nos. 333-71349 and 811-09215
      Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") being used for the Corporate Owned Variable Universal Life Insurance Policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI for that product contained in the Post-Effective Amendment No. 22 for the Account filed with the Commission on April 8, 2016.

Please call the undersigned at (203) 316-8888 with any questions.

Sincerely,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Metropolitan Life Insurance Company